Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Income tax receivable	$ 23	$ 49	$ 40
Prepaid expenses	48	35	33
Other	4	13	5
Other current assets	$ 75	$ 97	$ 78